CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Apr. 04, 2021	Mar. 29, 2020
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net (loss) income	$ (23,349)	$ 1,692
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	19,407	8,912
Gain (Loss) On Remeasurement Of Warrant Liabilities	21,501
(Gain) loss on disposal of property and equipment	(297)	(68)
Gain on sale of routes	(422)	(404)
Stock based compensation	2,883
Deferred income taxes	1,061	975
Deferred financing costs	2,870	653
Increase (Decrease) in Operating Assets [Abstract]
Accounts receivable, net	(11,176)	(15,374)
Inventories, net	(7,040)	2,676
Prepaid expenses and other assets	866	(618)
Accounts payable and accrued expenses and other	(19,487)	(1,217)
Net cash (used in) provided by operating activities	(13,183)	(2,773)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Acquisition of Utz Brands Holdings, LLC, net of cash acquired	(25,189)	(8,789)
Purchases of property and equipment	(2,134)	(3,556)
Purchases of intangibles	(1,200)	(650)
Proceeds on sale of property and equipment	391	152
Proceeds from sale of routes	1,450	1,159
Proceeds on the sale of IO notes	2,295
Notes receivable, net	(924)	(2,780)
Net cash used in investing activities	(25,311)	(14,464)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations [Abstract]
Line of credit borrowings, net	15,000	10,000
Borrowings on term debt and notes payable	720,000	2,650
Repayments on term debt and notes payable	(783,735)	(2,178)
Payment of debt issuance cost	(8,372)
Exercised warrants	57,232
Dividends paid	(4,261)
Distributions to members		(2,657)
Distribution to noncontrolling interest	(181)
Net cash provided by (used in) financing activities	(4,317)	7,815
Net (decrease) increase in cash and cash equivalents	(42,811)	(9,422)
Cash and cash equivalents at beginning of period	46,831	15,053
Cash and cash equivalents at end of period	$ 4,020	$ 5,631